VARIABLE INTEREST ENTITIES (Schedule of Classification and Carrying Amounts of Variable Interest Entities Assets and Liabilities Net) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 25, 2012
Variable Interest Entity [Line Items]
Variable Interest Entities Assets	$ 11,604	$ 11,680
Variable Interest Entities Assets and Liabilities, Net	11,604	11,680
Current assets
Variable Interest Entity [Line Items]
Variable Interest Entities Assets	1,407	954
Fixed assets, net
Variable Interest Entity [Line Items]
Variable Interest Entities Assets	9,347	9,870
Other Assets [Member]
Variable Interest Entity [Line Items]
Variable Interest Entities Assets	850	856
Current liabilities
Variable Interest Entity [Line Items]
Variable Interest Entities Liabilities	1,644	1,294
Long-term debt
Variable Interest Entity [Line Items]
Variable Interest Entities Liabilities	13,157	13,408
Other long-term liabilities
Variable Interest Entity [Line Items]
Variable Interest Entities Liabilities	20,060	19,419
Noncontrolling interest
Variable Interest Entity [Line Items]
Variable Interest Entities Assets and Liabilities, Net	5,955	6,260
Company capital
Variable Interest Entity [Line Items]
Variable Interest Entities Assets and Liabilities, Net	$ (29,212)	$ (28,701)